LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASES
LEASES	NOTE 12 – LEASES The Company has various operating and finance lease agreements with terms up to 10 years, for various types of property and equipment (such as office space and vehicles) etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. Operating Leases The Company’s weighted-average remaining lease term relating to its operating leases is 4.08 years, with a weighted-average discount rate of 6.74%. The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of September 30, 2024: Maturity of Operating Lease Liability 2024 82,319 2025 243,175 2026 179,151 2027 and thereafter 300,301 Total undiscounted operating lease payments $804,946 Less: Imputed interest (95,366)Present value of operating lease liabilities $709,580 The Company incurred lease expense, due to amortization of operating lease right-of-use assets, of $76,229 and $50,690 and $235,659 and $158,407, which was included in “General and administrative expenses,” for the three and nine months ended September 30, 2024 and 2023, respectively. Finance Leases The Company’s weighted-average remaining lease term relating to its finance leases is 1.19 years, with a weighted-average discount rate of 6.74%. The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of September 30, 2024: Maturity of Lease Liability 2024 9,039 2025 12,892 2026 3,712 Total undiscounted finance lease payments $25,643 Less: Imputed interest (910)Present value of finance lease liabilities $24,733 The Company had financing cash flows used in finances leases of $9,765 and $41,094 and $27,118 and $118,847 for the three and nine months ended September 30, 2024 and 2023, respectively. The Company incurred interest expense on its finance leases of $457 and $6,920 and interest expense of $1,765 and $20,629 which was included in “Interest expense”, for the three and nine months ended September 30, 2024 and 2023, respectively. The Company incurred amortization expense on its finance leases of $7,589 and $35,452 and amortization expense of $22,507 and $102,549 which was included in “Depreciation and amortization expense,” for the three and nine months ended September 30, 2024 and 2023, respectively.	NOTE 13 – LEASES The Company has various operating and finance lease agreements with terms up to ten years, for various types of property and equipment (such as office space and vehicles) etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. Operating Leases The Company’s weighted-average remaining lease term relating to its operating leases is 5.66 years, with a weighted-average discount rate of 6.74%. The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of December 31, 2023: Maturity of Operating Lease Liability 2024 350,428 2025 264,420 2026 199,155 2027 and thereafter 541,818 Total undiscounted operating lease payments $1,355,821 Less: Imputed interest (225,392)Present value of operating lease liabilities $1,130,429 The Company incurred lease expense, due to amortization of operating lease right-of-use assets, of $364,968 and $210,463 which was included in “General and administrative expenses,” for the 12 months ended December 31, 2023 and 2022, respectively. Finance Leases The Company’s weighted-average remaining lease term relating to its finance leases is 1.16 years, with a weighted-average discount rate of 6.74%. The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of December 31, 2023: Maturity of Lease Liability 2024 28,420 2025 5,337 Total undiscounted finance lease payments $33,757 Less: Imputed interest (1,274)Present value of finance lease liabilities $32,483 The Company had financing cash flows used in finances leases of $ 28,420 and $99,906 for the years ended December 31, 2023 and 2022, respectively. The Company incurred interest expense on its finance leases of $ 2,903 and $16,467 which was included in “Interest expense,” for the years ended December 31, 2023 and 2022, respectively. The Company incurred amortization expense on its finance leases of $23,685 and $85,696 which was included in “Depreciation and amortization expense,” for the years ended December 31, 2023 and 2022, respectively.